CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents		$ 390,263	$ 595,921
Restricted cash and cash equivalents		17,929	16,412
Accounts receivable—trade, net		328,302	334,384
Accounts receivable—other		40,730	36,929
Contracts in progress		621,411	319,138
Other current assets		35,615	29,599
Total current assets		1,434,250	1,332,383
Property, plant and equipment		2,651,087	2,586,179
Less accumulated depreciation		(985,273)	(898,878)
Property, plant and equipment, net	[1]	1,665,814	1,687,301
Accounts receivable—long-term retainages		39,253	127,193
Investments in Unconsolidated Affiliates		7,501	17,023
Deferred income taxes		17,616	21,116
Other assets		58,386	37,214
Total assets		3,222,820	3,222,230
Current liabilities:
Notes payable and current maturities of long-term debt		24,264	48,125
Accounts payable		279,109	173,203
Accrued liabilities		336,747	277,584
Advance billings on contracts		32,252	192,486
Income taxes payable		34,562	17,945
Total current liabilities		706,934	709,343
Long-term debt		512,713	704,395
Self-insurance		16,097	16,980
Pension liabilities		14,400	19,471
Non-current income taxes		62,881	60,870
Other liabilities		121,018	115,703
Commitments and contingencies
Stockholders' equity:
Common stock, par value $1.00 per share, authorized 255,000,000 shares; issued 97,508,614 and 82,230,094 shares, respectively		97,509	83,230
Capital in excess of par value		1,858,108	1,861,579
Accumulated deficit		(48,221)	(226,767)
Accumulated other comprehensive loss		(50,448)	(66,895)
Treasury stock, at cost: 2,833,007 and 2,767,335 shares, respectively		(96,282)	(94,957)
Stockholders' Equity—McDermott International, Inc.		1,760,666	1,556,190
Noncontrolling interest		28,111	39,278
Total equity		1,788,777	1,595,468
Total liabilities and equity		$ 3,222,820	$ 3,222,230

[1]	Our marine vessels are included in the country in which they were located as of year-end.